Other Non-Current Assets	6 Months Ended
Jun. 30, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Non-Current Assets	OTHER NON-CURRENT ASSETS
Other non-current assets comprise the following:

(in thousands of $)	June 30, 2022	December 31, 2021
Oil derivative instrument (note 20)	296,773	127,480
Gas derivative instrument (note 20)	268,857	—
MTM interest rate swaps valuation (note 20)	32,283	—
Operating lease right-of-use-assets	6,537	10,513
Other	5,713	3,672
Other non-current assets	610,163	141,665